UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Rivanna Capital, LLC

Address:   600 Peter Jefferson Parkway, Suite 370
           Charlottesville, VA 22911


Form 13F File Number: 28-11576


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Craig F. Colberg
Title:  Member
Phone:  434-220-0430

Signature,  Place,  and  Date  of  Signing:

/s/ Craig F. Colberg               Charlottesville, VA                11/1/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      234,971
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AERCAP HOLDINGS                 COM            N00985106    8,135   687,670 SH       SOLE       N/A         0 SHARED    0
AMSURG CORP                     COM            03232P405   10,361   592,720 SH       SOLE       N/A         0 SHARED    0
AURIZON MINES, LTD              COM            05155P106    5,813   837,626 SH       SOLE       N/A         0 SHARED    0
BA MERCHANT SERVICES            COM            10807M105    8,232   532,460 SH       SOLE       N/A         0 SHARED    0
CASH AMERICA                    COM            14754D100    6,797   194,194 SH       SOLE       N/A         0 SHARED    0
CORRECTIONS CORP AMERICA        COM            22025Y407   11,245   455,631 SH       SOLE       N/A         0 SHARED    0
DHT MARITIME                    COM            Y2065G105   14,598 3,534,665 SH       SOLE       N/A         0 SHARED    0
DRAGONWAVE INC                  COM            26144M103    5,416   765,031 SH       SOLE       N/A         0 SHARED    0
ENDO PHARMACEUTICALS HLDGS      COM            29264F205    9,099   273,733 SH       SOLE       N/A         0 SHARED    0
FIRST INDUSTRIAL REALTY TRUST   COM            32054K103    9,346 1,843,330 SH       SOLE       N/A         0 SHARED    0
GASTAR                          COM            367299203    4,080 1,014,828 SH       SOLE       N/A         0 SHARED    0
GEO GROUP                       COM            36159R103    9,090   389,296 SH       SOLE       N/A         0 SHARED    0
GENOPTIX                        COM            37243V100    5,361   377,528 SH       SOLE       N/A         0 SHARED    0
GMX RES INC                     COM            38011M108    5,452 1,121,719 SH       SOLE       N/A         0 SHARED    0
IAMGOLD CORP.                   COM            450913108   13,553   765,283 SH       SOLE       N/A         0 SHARED    0
INTERDIGITAL                    COM            45867G101   12,668   427,839 SH       SOLE       N/A         0 SHARED    0
L-3 COMMUNICATIONS HOLDINGS INC COM            502424104   15,625   216,205 SH       SOLE       N/A         0 SHARED    0
MAC-GRAY CORP                   COM            554153106      962    79,318 SH       SOLE       N/A         0 SHARED    0
NASH FINCH CO                   COM            631158102    4,212    99,018 SH       SOLE       N/A         0 SHARED    0
NICE SYSTEMS, LTD               COM            653656108   12,412   396,671 SH       SOLE       N/A         0 SHARED    0
SERVICE CORP INT'L              COM            817565104    9,575 1,110,841 SH       SOLE       N/A         0 SHARED    0
SMITH & WESSON HOLDINGS CO      COM            831756101    7,915 2,223,205 SH       SOLE       N/A         0 SHARED    0
SPARTAN STORES INC              COM            846822104    3,404   234,753 SH       SOLE       N/A         0 SHARED    0
STERIS CORP                     COM            859152100   10,739   323,271 SH       SOLE       N/A         0 SHARED    0
STEWART ENTERPRISES             COM            860370105    8,343 1,547,898 SH       SOLE       N/A         0 SHARED    0
USEC INC                        COM            90333E108   10,849 2,090,314 SH       SOLE       N/A         0 SHARED    0
WARREN RESOURCES INC            COM            93564A100   11,689 2,944,235 SH       SOLE       N/A         0 SHARED    0


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